Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit (loss) for the year	[1],[2]	$ (1,357)	$ 8,487	$ (20,729)
Items that may be reclassified subsequently to profit or loss
Currency translation differences	[2]	(3,786)	(921)	(1,843)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[2]	10,759	36	(353)
Cash flow hedges marked to market	[2]	(825)	(430)	78
Cash flow hedges reclassified to the income statement	[2]	1,502	255	(37)
Costs of hedging marked to market	[2]	61	(105)	42
Costs of hedging reclassified to the income statement	[2]	25	21	22
Share of items relating to equity-accounted entities, net of tax	[2]	402	44	312
Income tax relating to items that may be reclassified	[2]	(334)	65	66
Total items that may be reclassified subsequently to profit or loss	[2]	7,804	(1,035)	(1,713)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	[2]	340	4,416	170
Cash flow hedges that will subsequently be transferred to the balance sheet	[2]	(4)	1	7
Income tax relating to items that will not be reclassified	[2]	68	(1,317)	(105)
Total items that will not be reclassified to profit or loss	[2]	404	3,100	72
Other comprehensive income	[1],[2]	8,208	2,065	(1,641)
Total comprehensive income	[1],[2]	6,851	10,552	(22,370)
Attributable to
bp shareholders	[2]	5,782	9,654	(21,983)
Non-controlling interests	[2]	$ 1,069	$ 898	$ (387)

[1]	See Note 31 for further information.
[2]	See Note 32 for further information.